CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 64,820	$ 60,542
Available for sale securities	56,488	55,661
Trade accounts receivable	9,663	7,997
Due from related parties	1,222	54,203
Other receivables	5,155	3,673
Inventories	3,024	2,951
Prepaid expenses and accrued income	1,477	735
Investment in direct financing and sales-type leases, current portion	55,547	56,870
Total current assets	197,396	242,632
Vessels and equipment	1,266,858	1,259,588
Accumulated depreciation on vessels and equipment	(226,597)	(218,462)
Vessels and equipment, net	1,040,261	1,041,126
Newbuildings	59,211	69,175
Investment in direct financing and sales-type leases, long-term portion	1,058,958	1,086,989
Investment in associated companies	243,456	232,891
Loans to related parties - associated companies, long-term	189,011	221,884
Loans to others, long-term	50,000	50,000
Financial instruments (long-term): mark to market valuation	74	3,411
Other long-term investments	1,242	1,241
Deferred charges	49,956	23,740
Total assets	2,889,565	2,973,089
Current liabilities
Current portion of long-term debt	130,937	157,689
Trade accounts payable	1,266	1,455
Due to related parties	11,191	9,227
Accrued expenses	11,671	12,576
Other current liabilities	1,535	16,571
Total current liabilities	156,600	197,518
Long-term liabilities
Long-term debt	1,565,154	1,673,511
Financial instruments (long-term): mark to market valuation	85,337	85,881
Other long-term liabilities	20,545	21,411
Total liabilities	1,827,636	1,978,321
Commitments and contingent liabilities
Stockholders' equity
Share capital ($1 par value; 125,000,000 shares authorized; 85,250,000 and 85,225,000 shares issued and outstanding at March 31, 2013 and December 31, 2012, respectively)	85,250	85,225
Additional paid-in capital	165,161	144,258
Contributed surplus	565,370	561,372
Accumulated other comprehensive loss	(71,617)	(79,421)
Accumulated other comprehensive loss - associated companies	(3,123)	(5,176)
Retained earnings	320,888	288,510
Total stockholders' equity	1,061,929	994,768
Total liabilities and stockholders' equity	$ 2,889,565	$ 2,973,089